Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of trade payables [line items]
Trade payables	R$ 4,643,344	R$ 3,518,385
Trade and other current payables	4,643,344	3,518,385
Trade payables - reverse factoring	3,785	1,014,504
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	2,542,447	2,558,813
Trade payables	46,758	23,432
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	1,863,835	776,052
Trade payables	R$ 190,304	R$ 160,088